Discontinued Operations, Assets Held for Sale (Details) - Subsequent Event [Member] - Commercial Business Segment [Member] - USD ($)	3 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge	$ 8,100,000
Success fee contingently due to third party	900,000
Percent of realized future revenue		5.00%
Retention fees contingently due	$ 400,000
Retention fees contingently due (as percentage of consideration received)	3.00%